Consolidated Statement of Changes in Shareholders’ Equity (USD $)	Conversion of Preferred Stock by Investors [Member] Preferred Stock [Member]	Conversion of Preferred Stock by Investors [Member] Additional Paid-in Capital [Member]	Conversion of Preferred Stock by Investors [Member]	Issuance of Preferred Stock to Investors [Member] Preferred Stock [Member]	Issuance of Preferred Stock to Investors [Member] Common Stock [Member]	Issuance of Preferred Stock to Investors [Member] Additional Paid-in Capital [Member]	Issuance of Preferred Stock to Investors [Member]	Preferred Stock [Member] Issuance of Preferred Stock to Lenders [Member]	Preferred Stock [Member] Issuance of Preferred Stock to Investors [Member]	Preferred Stock [Member]	Common Stock [Member] Issuance of Common Stock to Directors [Member]	Common Stock [Member] Issuance of Common Stock to Lender [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Issuance of Common Stock to Lender [Member]	Additional Paid-in Capital [Member] Issuance of Preferred Stock to Lenders [Member]	Additional Paid-in Capital [Member] Issuance of Preferred Stock to Investors [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Issuance of Common Stock to Directors [Member]	Issuance of Common Stock to Lender [Member]	Issuance of Preferred Stock to Lenders [Member]	Issuance of Preferred Stock to Investors [Member]	Total
BALANCE, May 31, 2009 at May. 31, 2009										$ 6,599			$ 7,835				$ 16,713,919	$ (13,777,107)					$ 2,951,246
BALANCE, May 31, 2009 (in Shares) at May. 31, 2009										6,599,717			7,835,316
Issuance of common stock and options for services rendered													85										85
Issuance of common stock and options for services rendered (in Shares)													85,000
Issuance of common stock											220	9,275		454,475					220	463,750
Issuance of common stock (in Shares)											220,000	9,275,000
Conversion of preferred stock	(200)	(199,800)	(200,000)
Conversion of preferred stock (in Shares)	(200,000)
Redemption of perfered stock										(500)							(499,500)						(500,000)
Redemption of perfered stock (in Shares)										(500,000)
Issuance of preferred stock								152	100						151,249	99,900					151,401	100,000
Issuance of preferred stock (in Shares)								151,400	100,000
Issuance of preferred stock dividend										268							(268)						0
Issuance of preferred stock dividend (in Shares)										268,043
Equity-based compensation													6,350				100,938						107,288
Equity-based compensation (in Shares)													6,350,000
Net loss																		(2,291,614)					(2,291,614)
BALANCE at May. 31, 2010										6,419			23,765				16,820,913	(16,068,721)					782,376
BALANCE (in Shares) at May. 31, 2010										6,419,160			23,765,316
Equity based rights issued to lender																	75,386						75,386
Conversion of preferred stock				(14)	45	(31)	0
Conversion of preferred stock (in Shares)				(13,500)	45,000
Equity-based compensation													390				132,121						132,511
Equity-based compensation (in Shares)													390,000
Net loss																		(2,539,667)					(2,539,667)
BALANCE at May. 31, 2011										$ 6,405			$ 24,200				$ 17,028,389	$ (18,608,388)					$ (1,549,394)
BALANCE (in Shares) at May. 31, 2011										6,405,660			24,200,316